Note 20 - Subsequent Event	9 Months Ended
Jul. 31, 2022
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
20.	Subsequent event:

On August 5, 2022, the Bank received approval from the Toronto Stock Exchange (“TSX”) to proceed with a Normal Course Issuer Bid (“NCIB”) for its common shares. Pursuant to the NCIB, VersaBank may purchase for cancellation up to 1,700,000 of its common shares representing approximately 9.54% of its public float. VersaBank’s directors and management believe that the market price of VersaBank’s common shares does not reflect the value of the business and the future prospects of same, and further, reflects a material discount to book value and as such the purchase of common shares for cancellation at such time is a prudent corporate measure and represents an attractive investment for the Bank.

As of August 10, 2022, the public float comprised 17,817,350 common shares and there were 27,441,082 issued and outstanding Common Shares in total. Daily purchases under the NCIB will be limited to 25% of the Bank’s average daily trading volume, which is 1,182 common shares, other than block purchase exceptions. During the preceding six-month period, 1,054,624 VersaBank common shares were traded on all Canadian exchanges. Of that total, 591,481 shares were traded on the TSX and the remaining 463,143 shares were traded on a number of alternate exchanges and trading systems.

The purchases may commence on August 17, 2022 and will terminate on August 16, 2023, or such earlier date as VersaBank may complete its purchases pursuant to the NCIB. The purchases will be made by VersaBank through the facilities of the TSX and alternate trading systems and in accordance with the rules of the TSX or such alternate trading systems, as applicable, and the prices that VersaBank will pay for any Common Shares will be the market price of such shares at the time of acquisition. VersaBank will make no purchases of Common Shares other than open market purchases. All shares purchased under the NCIB will be cancelled.